Loans and Allowance for Credit Losses - CECL (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for (release of) credit losses		$ 2,665		$ (900)		$ (1,700)
Increase in liability for unfunded commitments		$ 23,744	[1]	15,588	[1]	$ 16,903	$ 18,113
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for (release of) credit losses	$ 5,800
Increase in liability for unfunded commitments	5,793			$ 5,793
Cumulative Effect, Period of Adoption, Adjustment | Unfunded Loan Commitment
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	$ 1,300

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.